Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (4,820,080)	$ (2,299,942)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	424,498	389,199
Amortization of debt discount	1,239,740	221,306
Common stock issued for financing costs	0	167,614
Common stock issued in exchange for fees and services	331,361	382,205
Convertible notes issued for financing costs	61,633	0
Deferred taxes	0	(10,684)
Stock based compensation	0	62,600
Loss on extinguishment of debt	947,179	0
Unrealized loss on change in fair value of derivative liabilities	0	13,933
Changes in operating assets and liabilities:
Accounts receivable	(117,389)	5,340
Inventory	21,409	(814)
Prepaid expenses and other current assets	61,418	42,553
Operating lease right of use assets	(3,325)	26,219
Other assets	11,204	4,756
Accounts payable	(628,233)	(34,226)
Accrued liabilities	225,822	237,116
Advanced payments and deferred revenues	(329,875)	195,959
Income taxes payable and other noncurrent liabilities	3,061	(19,505)
Related party payables	(51,247)	(151,555)
Net cash used in operating activities	(2,622,824)	(767,926)
Cash flows from investing activities:
Purchase of fixed assets	(2,790)	(38,025)
Net cash used in investing activities	(2,790)	(38,025)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs	1,050,000	250,000
Proceeds from issuance of common stock, net of issuance costs	8,953,616	0
Proceeds from issuance of convertible notes	908,500	3,655,000
Proceeds from loans payable	0	253,912
Repayments of convertible notes	(225,946)	(3,143,145)
Repayments of loans payable	(41,625)	0
Net cash provided by financing activities	10,644,545	1,015,767
Effect of exchange rates on cash and cash equivalents	22,677	40,754
Net increase in cash and cash equivalents	8,041,608	250,570
Cash and cash equivalents at beginning of period	120,300	506,219
Cash and cash equivalents at end of period	8,161,908	756,789
Supplemental disclosure of cash flow information:
Cash paid for interest	74,299	0
Cash paid for income taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued for financing costs incurred in connection with convertible and promissory notes	29,750	568,400
Common stock issued to reduce accounts payable and other accrued liabilities	0	50,000
Common stock warrants issued in connection with convertible promissory notes	694,644	0
Conversion of convertible notes and accrued interest into common stock	1,102,905	30,000
Conversion of convertible notes and accrued interest into preferred stock	1,616,996	0
Discount for beneficial conversion features on convertible notes	$ 318,616	$ 44,129